RISK MANAGEMENT (Details 11) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deposits from banks	R$ 349,235,606	R$ 353,942,812
Deposits from customers	661,915,604	617,308,449
Securities issued	308,394,880	254,136,285
Subordinated debts	98,303,398	106,160,891
Insurance contracts liabilities	697,092,959	852,353,171
Other financial liabilities	117,391,205	101,086,011
Total liabilities	2,232,333,652	2,284,987,619
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	261,433,270
Deposits from customers	182,454,287
Securities issued	14,712,077
Subordinated debts	14,720
Insurance contracts liabilities	562,119,491
Other financial liabilities	58,032,775
Total liabilities	1,078,766,620	1,232,136,722
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	16,974,480
Deposits from customers	31,337,461
Securities issued	6,983,022
Subordinated debts	390,535
Insurance contracts liabilities	14,143,799
Other financial liabilities	41,212,188
Total liabilities	111,041,485	107,755,472
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	40,810,535
Deposits from customers	135,375,260
Securities issued	61,872,772
Subordinated debts	1,783,125
Insurance contracts liabilities	8,427,420
Other financial liabilities	10,522,773
Total liabilities	258,791,885	272,535,530
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	24,320,616
Deposits from customers	312,088,318
Securities issued	214,804,075
Subordinated debts	10,221,028
Insurance contracts liabilities	29,882,220
Other financial liabilities	7,110,100
Total liabilities	598,426,357	469,141,649
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deposits from banks	5,696,705
Deposits from customers	660,278
Securities issued	10,022,934
Subordinated debts	85,893,990
Insurance contracts liabilities	82,520,029
Other financial liabilities	513,369
Total liabilities	R$ 185,307,305	R$ 203,418,246